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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment                    [ ] Amendment Number :
                                                                 ----------
This Amendment (Check only one.):          [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Consolidated Investment Group LLC
Address:  18 Inverness Place East
          Englewood, CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Merage
Title:    Manager, Chief Executive Officer and President
Phone:    (303) 789-2664

Signature, Place, and Date of Signing:

   /s/ David Merage               Englewood, CO           October 24, 2012
----------------------       ----------------------     ---------------------
       (Signature)                (City, State)               (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:    135,879
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
--------------------------- -------------- --------- --------  -------------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                VALUE   SHRS OR                    INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER           CLASS        CUSIP    (X1000)  PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGERS  SOLE     SHARED  NONE
--------------------------- -------------- --------- --------  --------  ------  -------- ---------- -------- -------   ------  ----
BANK OF AMERICA CORPORATION COM            060505104      509    38,563    SH                 SOLE             38,563      0      0
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108    1,328   126,029    SH                 SOLE            126,029      0      0
BOEING CO                   COM            097023105    1,370    32,247    SH                 SOLE             32,247      0      0
CISCO SYS INC               COM            17275R102    2,099   112,530    SH                 SOLE            112,530      0      0
CITIGROUP INC               COM            172967101      531   178,948    SH                 SOLE            178,948      0      0
DR PEPPER SNAPPLE GROUP INC COM            26138E109      414    19,543    SH                 SOLE             19,543      0      0
FEDEX CORP                  COM            31428X106      742    13,335    SH                 SOLE             13,335      0      0
FORD MTR CO DEL             COM PAR $0.01  345370860      673   110,902    SH                 SOLE            110,902      0      0
GENERAL ELECTRIC CO         COM            369604103    1,497   127,712    SH                 SOLE            127,712      0      0
GOOGLE INC                  CL A           38259P508      765     1,815    SH                 SOLE              1,815      0      0
HOME DEPOT INC              COM            437076102    1,912    80,905    SH                 SOLE             80,905      0      0
ISHARES INC                 MSCI GERMAN    464286806    4,139   230,212    SH                 SOLE            230,212      0      0
ISHARES INC                 MSCI JAPAN     464286848    3,473   368,248    SH                 SOLE            368,248      0      0
ISHARES TR                  MSCI EAFE IDX  464287465   23,977   523,394    SH                 SOLE            523,394      0      0
ISHARES TR                  MSCI EMERG MKT 464287234      268     8,316    SH                 SOLE              8,316      0      0
ISHARES TR                  RUSSELL 1000   464287622      997    19,690    SH                 SOLE             19,690      0      0
ISHARES TR                  RUSSELL 2000   464287655      455     8,911    SH                 SOLE              8,911      0      0
ISHARES TR                  RUSSELL 3000   464287689    5,703   105,874    SH                 SOLE            105,874      0      0
ISHARES TR                  RUSSELL MCP GR 464287481      659    18,080    SH                 SOLE             18,080      0      0
ISHARES TR                  RUSSELL MIDCAP 464287499      520     7,938    SH                 SOLE              7,938      0      0
ISHARES TR                  S&P500 GRW     464287309    3,462    72,482    SH                 SOLE             72,482      0      0
JPMORGAN CHASE & CO         COM            46625H100      272     7,988    SH                 SOLE              7,988      0      0
LOWES COS INC               COM            548661107      802    41,316    SH                 SOLE             41,316      0      0
MGM MIRAGE                  COM            552953101      405    63,334    SH                 SOLE             63,334      0      0
NORDSTROM INC               COM            655664100    1,017    51,133    SH                 SOLE             51,133      0      0
NORFOLK SOUTHERN CORP       COM            655844108      665    17,653    SH                 SOLE             17,653      0      0
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104   11,430   314,179    SH                 SOLE            314,179      0      0
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605      997    83,405    SH                 SOLE             83,405      0      0
SPDR TR                     UNIT SER 1     78462F103   60,446   657,377    SH                 SOLE            657,377      0      0
STARBUCKS CORP              COM            855244109    2,388   171,940    SH                 SOLE            171,940      0      0
TOYOTA MOTOR CORP           SP ADR REP2COM 892331307      386     5,112    SH                 SOLE              5,112      0      0
ZIMMER HLDGS INC            COM            98956P102    1,578    37,031    SH                 SOLE             37,031      0      0
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